Condensed Consolidated Statements of Mezzanine Equity and Stockholders' Equity (Deficit) - USD ($)	Mezzanine Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Payable [Member]	Subscriptio Receivable [Member]	Repurchase Receivable From Related Party For Stock Repurchase [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023							$ (265,774)	$ (265,774)
Balance, shares at Dec. 31, 2023
Net loss							(654,640)	(654,640)
Balance at Sep. 24, 2024							(920,414)	(920,414)
Balance, shares at Sep. 24, 2024
Balance at Dec. 31, 2023							(265,774)	(265,774)
Balance, shares at Dec. 31, 2023
Net loss								(1,517,431)
Balance at Dec. 31, 2024		$ 13,110	4,541,057				(862,791)	3,691,376
Balance, shares at Dec. 31, 2024		13,110,000
Mezzanine Equity Balance, shares at Dec. 31, 2024
Mezzanine Equity Balance at Dec. 31, 2024
Balance at Sep. 24, 2024							(920,414)	(920,414)
Balance, shares at Sep. 24, 2024
Net loss								(862,791)
Net book value of assets and liabilities acquired		$ 12,710	4,141,457				920,414	5,074,581
Common stock payable for services and settlements		$ 400	399,600					400,000
Shares issued for services, shares		400,000
Net loss							(862,791)	(862,791)
Balance at Dec. 31, 2024		$ 13,110	4,541,057				(862,791)	3,691,376
Balance, shares at Dec. 31, 2024		13,110,000
Mezzanine Equity Balance, shares at Dec. 31, 2024
Mezzanine Equity Balance at Dec. 31, 2024
Net loss							(538,770)	(538,770)
Restricted stock-based compensation, net		$ 225	224,775					225,000
Restricted stock-based compensation, net, shares		225,000
Balance at Mar. 31, 2025		$ 13,335	4,765,832				(1,401,561)	3,377,606
Balance, shares at Mar. 31, 2025		13,335,000
Mezzanine Equity Balance, shares at Mar. 31, 2025
Mezzanine Equity Balance at Mar. 31, 2025
Balance at Dec. 31, 2024		$ 13,110	4,541,057				(862,791)	3,691,376
Balance, shares at Dec. 31, 2024		13,110,000
Mezzanine Equity Balance, shares at Dec. 31, 2024
Mezzanine Equity Balance at Dec. 31, 2024
Net loss								(1,199,353)
Balance at Jun. 30, 2025		$ 13,337	4,773,430	382,000	(1,600)		(2,062,144)	3,105,023
Balance, shares at Jun. 30, 2025		13,336,925
Mezzanine Equity Balance, shares at Jun. 30, 2025
Mezzanine Equity Balance at Jun. 30, 2025
Balance at Dec. 31, 2024		$ 13,110	4,541,057				(862,791)	3,691,376
Balance, shares at Dec. 31, 2024		13,110,000
Mezzanine Equity Balance, shares at Dec. 31, 2024
Mezzanine Equity Balance at Dec. 31, 2024
Net loss							(6,278,191)	(6,278,191)
Common stock payable for services and settlements		$ 625	1,006,375					1,007,000
Shares issued for services, shares		625,000
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other issuance costs		$ 1,000	3,234,692					3,235,692
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other issuance costs, shares		1,000,000
Shares sold on subscription			800		(800)
Shares sold on subscription, shares		200
Issuance of shares		$ 2	6,798					6,800
Issuance of shares, shares		1,725
Stock-based compensation loss on stock repurchased from related parties				83,003				83,003
Common stock to be issued		25	43,725					43,750
Warrants issued for Series A Convertible Redeemable preferred stock			74,267					74,267
Restricted stock-based compensation, net			97,422					97,422
Stock option compensation			51,225					51,225
Forgiveness of debt by a related party			78,980					$ 78,980
Restricted stock-based compensation, net, shares								822,592
Share issued for debt conversion, shares								102,372
Balance at Dec. 31, 2025		$ 14,762	9,135,341	83,003	(800)		(7,140,982)	$ 2,091,324
Balance, shares at Dec. 31, 2025		14,761,925
Mezzanine Equity Balance, shares at Dec. 31, 2025								0
Mezzanine Equity Balance at Dec. 31, 2025
Balance at Mar. 31, 2025		$ 13,335	4,765,832				(1,401,561)	$ 3,377,606
Balance, shares at Mar. 31, 2025		13,335,000
Mezzanine Equity Balance, shares at Mar. 31, 2025
Mezzanine Equity Balance at Mar. 31, 2025
Net loss								(660,583)
Net loss							(660,583)	(660,583)
Shares sold on subscription			1,600		(1,600)
Shares sold on subscription, shares		400
Issuance of shares		$ 2	5,998					6,000
Issuance of shares, shares		1,525
Common stock to be issued				382,000				382,000
Balance at Jun. 30, 2025		$ 13,337	4,773,430	382,000	(1,600)		(2,062,144)	3,105,023
Balance, shares at Jun. 30, 2025		13,336,925
Mezzanine Equity Balance, shares at Jun. 30, 2025
Mezzanine Equity Balance at Jun. 30, 2025
Balance at Dec. 31, 2025		$ 14,762	9,135,341	83,003	(800)		(7,140,982)	$ 2,091,324
Balance, shares at Dec. 31, 2025		14,761,925
Mezzanine Equity Balance, shares at Dec. 31, 2025								0
Mezzanine Equity Balance at Dec. 31, 2025
Net loss							(2,008,476)	$ (2,008,476)
Common stock payable for services and settlements				514,557				514,557
Stock-based compensation loss on stock repurchased from related parties			137,500					137,500
Warrants issued for Series A Convertible Redeemable preferred stock			1,525,133					1,525,133
Restricted stock-based compensation, net			288,015					288,015
Share issued for debt conversion		$ 300	350,067					350,367
Share issued for debt conversion, shares		299,581
Share issued for common stock payable		$ 30	59,970	(60,000)
Share issued for common stock payable, shares		30,000
Repurchase and cancellation of common stock from related parties		$ (6,250)	(3,068,750)					(3,075,000)
Repurchase and cancellation of common stock from related parties, shares		(6,250,000)
Stock option compensation			28,957					28,957
Dividends on Series A preferred stock			(9,968)					(9,968)
Proceeds allocated to Series A Preferred Stock	$ 1,944,867
Proceeds allocated to Series A Preferred Stock, shares	3,789
Accretion to redemption value	$ 1,844,607		(1,844,607)					(1,844,607)
Accretion to redemption value, shares
Accretion to redemption value, shares	$ 1,844,607
Accretion to redemption value, shares	(1,844,607)
Balance at Mar. 31, 2026	$ 3,789,474	$ 8,842	6,601,658	537,560	(800)		(9,149,458)	(2,002,198)
Balance, shares at Mar. 31, 2026		8,841,506
Mezzanine Equity Balance, shares at Mar. 31, 2026	3,789
Mezzanine Equity Balance at Mar. 31, 2026	$ 3,789,474
Balance at Dec. 31, 2025		$ 14,762	9,135,341	83,003	(800)		(7,140,982)	$ 2,091,324
Balance, shares at Dec. 31, 2025		14,761,925
Mezzanine Equity Balance, shares at Dec. 31, 2025								0
Mezzanine Equity Balance at Dec. 31, 2025
Net loss								$ (2,647,202)
Stock option compensation								52,123
Balance at Jun. 30, 2026	$ 4,232,686	$ 9,092	6,963,403	258,780	(800)	(150,000)	(9,788,184)	$ (2,707,709)
Balance, shares at Jun. 30, 2026		9,091,506
Mezzanine Equity Balance, shares at Jun. 30, 2026	4,233							4,233
Mezzanine Equity Balance at Jun. 30, 2026	$ 4,232,686
Balance at Mar. 31, 2026	$ 3,789,474	$ 8,842	6,601,658	537,560	(800)		(9,149,458)	$ (2,002,198)
Balance, shares at Mar. 31, 2026		8,841,506
Mezzanine Equity Balance, shares at Mar. 31, 2026	3,789
Mezzanine Equity Balance at Mar. 31, 2026	$ 3,789,474
Net loss							(638,726)	(638,726)
Warrants issued for Series A Convertible Redeemable preferred stock			174,541					174,541
Restricted stock-based compensation, net			181,801					181,801
Stock option compensation								23,166
Stock option compensation			23,166					23,166
Dividends on Series A preferred stock			(78,540)					(78,540)
Proceeds allocated to Series A Preferred Stock	$ 225,459
Proceeds allocated to Series A Preferred Stock, shares	444
Accretion to redemption value, shares
Accretion to redemption value, shares	$ (217,753)		217,753					217,753
Shares issued for settlement of dispute, net		$ 250	278,530	(278,780)
Shares issued for settlement of dispute, net, shares		250,000
Advance for repurchase of common stock						(150,000)		(150,000)
Accretion to redemption value, shares	217,753		(217,753)					(217,753)
Balance at Jun. 30, 2026	$ 4,232,686	$ 9,092	$ 6,963,403	$ 258,780	$ (800)	$ (150,000)	$ (9,788,184)	$ (2,707,709)
Balance, shares at Jun. 30, 2026		9,091,506
Mezzanine Equity Balance, shares at Jun. 30, 2026	4,233							4,233
Mezzanine Equity Balance at Jun. 30, 2026	$ 4,232,686